FAIR VALUE	12 Months Ended
Mar. 31, 2015
FAIR VALUE
FAIR VALUE

4. FAIR VALUE

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of inputs that may be used to measure fair value are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets and liabilities.
Level 2:

Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.

Level 3:	Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

(1) Assets and liabilities measured at fair value on a recurring basis

The fair value of the financial assets that were measured and recorded at fair value on a recurring basis are as follows:

	March 31,
	2014				2015
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Yen in millions)
Current Assets:
Investment trusts	¥—	¥10,000	¥—	¥10,000	¥—	¥12,500	¥—	¥12,500

Total equity securities	—	10,000	—	10,000	—	12,500	—	12,500

Foreign currency forward contracts	—	412	—	412	—	4,058	—	4,058

Total derivatives	—	412	—	412	—	4,058	—	4,058

Total current assets	—	10,412	—	10,412	—	16,558	—	16,558

Non-Current Assets:
Marketable equity securities	735,606	—	—	735,606	1,007,629	—	—	1,007,629
Investment trusts	25	—	—	25	—	—	—	—

Total equity securities	735,631	—	—	735,631	1,007,629	—	—	1,007,629

Total non-current assets	735,631	—	—	735,631	1,007,629	—	—	1,007,629

Total assets	¥735,631	¥10,412	¥—	¥746,043	¥1,007,629	¥16,558	¥—	¥1,024,187

Current Liabilities:
Foreign currency forward contracts	¥—	¥2,391	¥—	¥2,391	¥—	¥2,933	¥—	¥2,933
Interest rate swaps	—	13	—	13	—	—	—	—

Total derivatives	—	2,404	—	2,404	—	2,933	—	2,933

Total current liabilities	¥—	¥2,404	¥—	¥2,404	¥—	¥2,933	¥—	¥2,933

The fair value of Level 1 investments is quoted price in an active market with sufficient volume and frequency of transactions.

The fair value of Level 2 investments is other than quoted price included within Level 1 that is observable for the asset or liability, either directly or indirectly through corroboration with observable market data. Kyocera did not recognize any transfers between Levels 1 and 2 for the years ended March 31, 2013, 2014 and 2015.

The fair value of Level 2 derivatives is estimated based on quotes from financial institutions. With respect to the detail information of derivatives, please refer to the Note 12 to the Consolidated Financial Statement.

(2) Assets and liabilities measured at fair value on a non-recurring basis

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2013.

	Balance at March 31, 2013	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2013
	(Yen in millions)
Property, plant and equipment	¥ —			¥ —	¥(286)
Non-marketable equity securities	0			0	(1)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2014.

	Balance at March 31, 2014	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2014
	(Yen in millions)
Property, plant and equipment	¥ 50			¥ 50	¥(1,518)
Non-marketable equity securities	24			24	(109)
Goodwill	—			—	(729)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2015.

	Balance at March 31, 2015	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2015
	(Yen in millions)
Property, plant and equipment	¥3,274			¥3,274	¥(2,397)
Intangible assets	3,378			3,378	(882)
Non-marketable equity securities	0			0	(2)
Goodwill	—			—	(18,456)

Certain property, plant and equipment with a carrying amount were written down to their fair value due to events or circumstances that carrying value of the assets was not recoverable, resulting in impairment charge of ¥286 million, ¥1,518 million and ¥2,397 million, which were included in selling, general and administrative expenses in the consolidated statements of income for the years ended March 31, 2013, 2014 and 2015, respectively.

Certain intangible assets with a carrying amount was written down to its fair value due to that carrying value exceeded its fair value, resulting in impairment charge ¥882 million, which were included in selling, general and administrative expenses in the consolidated statements of income for the year ended March 31, 2015.

Certain non-marketable equity securities with a carrying amount were written down to their fair value due to other-than-temporary impairment, resulting in impairment charge of ¥1 million, ¥109 million and ¥2 million, which were included in other, net in the consolidated statements of income for the years ended March 31, 2013, 2014 and 2015, respectively.

Certain goodwill with a carrying amount was written down to its fair value due to that carrying value exceeded its fair value, resulting in impairment charge ¥729 million and ¥18,456 million, which were included in selling, general and administrative expenses in the consolidated statements of income for the year ended March 31, 2014 and 2015.

(3) Fair value of financial instruments

The fair values of financial instruments and the methods and assumptions used to estimate the fair value are as follows:

	March 31,
	2014		2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Yen in millions)
Assets (a):
Short-term investments in debt and equity securities	¥115,900	¥115,974	¥95,237	¥95,281
Long-term investments in debt and equity securities	738,212	738,214	1,051,638	1,051,547
Other long-term investments (excluding investments in affiliates and an unconsolidated subsidiary)	11,687	11,687	16,263	16,263

Total	¥865,799	¥865,875	¥1,163,138	¥1,163,091

Liabilities (b):
Long-term debt (including due within one year)	¥31,826	¥31,834	¥27,322	¥27,322

Total	¥31,826	¥31,834	¥27,322	¥27,322

(a)

For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate the fair value because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2014 and 2015 were ¥11,563 million and ¥13,651 million, respectively. Fair value of held-to-maturity investments in debt securities is mainly classified as Level 1 and Level 2.

(b)	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.

Carrying amounts of cash and cash equivalents, other short-term investments, trade notes receivable, trade accounts receivable, short-term borrowings, trade notes and accounts payable, and other notes and accounts payable approximate fair values because of the short maturity of these instruments.